Group Information - Summary of Information about Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BioNTech BioNTainer Holding GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Cell & Gene Therapies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Delivery Technologies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Diagnostics GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Europe GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Idar-Oberstein Services GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Individualized mRNA Manufacturing GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Innovation and Services Marburg GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Innovation GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Innovative Manufacturing Services GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Manufacturing GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Manufacturing Marburg GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Holding GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Real Estate Verwaltungs GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
InstaDeep DE GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%
JPT Peptide Technologies GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
NT Security and Services GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
reSano GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Australia Pty Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech R&D (Austria) GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
InstaDeep France SAS
Disclosure of subsidiaries [line items]
% equity interest	100.00%
Biopharma BioNTech Israel Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
New Technologies Re
Disclosure of subsidiaries [line items]
% equity interest	100.00%
InstaDeep Nigeria Limited
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Rwanda Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Sénégal Suarl
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Pharmaceuticals Spain S.L
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Switzerland GmbH
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Taiwan Co. Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
InstaDeep Tunisia SARL
Disclosure of subsidiaries [line items]
% equity interest	100.00%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech UK Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
InstaDeep Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	530.00%
BioNTech Research and Development, Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech USA Holding, LLC
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech US Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%
BioNTech Delivery Technologies (US), LLC
Disclosure of subsidiaries [line items]
% equity interest	100.00%
InstaDeep LLC
Disclosure of subsidiaries [line items]
% equity interest	100.00%
JPT Peptide Technologies Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%	100.00%